Long-Term Equity Investments - Additional Information (Detail) $ in Thousands, $ in Millions		3 Months Ended		6 Months Ended
	May 17, 2019 CAD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Long term investments - common shares held [line items]
Fair value		$ 262,371	$ 216,319	$ 262,371	$ 216,319	$ 309,757
Payment for acquiring equity or debt instruments of other entities		$ 0	$ 909	$ 0	$ 909
Adventus [member]
Long term investments - common shares held [line items]
Number of shares acquired | shares	1,371,711
Payment for acquiring equity or debt instruments of other entities	$ 1
Caldas Finance Corp [member]
Long term investments - common shares held [line items]
Fair value						$ 1,500	$ 2